Common Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock (Details) [Line Items]
Shares of common stock (in Shares)		413,800,000	15,000,000
Conversion of Stock, Shares Issued (in Shares)	70,128,204
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	114,000,000
Total cash proceeds	$ 855,000	$ 3,103,500	$ 75,000
Warrant [Member]
Common Stock (Details) [Line Items]
Shares of common stock (in Shares)			37,890,381
Conversion of warrants, shares (in Shares)		43,478,695	50,262,343
Granite Global Value [Member]
Common Stock (Details) [Line Items]
Converted interest	$ 152,880	$ 43,164
Shares of common stock (in Shares)	16,146,666	340,735,898	116,523,399
Converted of principal amount		$ 229,798	$ 174,265
Power Up Lending Group LTD [Member]
Common Stock (Details) [Line Items]
Converted interest	$ 184,575	$ 14,613	$ 7,650
Shares of common stock (in Shares)	18,652,708	37,976,371	62,639,262
Converted of principal amount		$ 321,475	$ 188,300
Diamond Investments [Member]
Common Stock (Details) [Line Items]
Converted interest		$ 5,059
Shares of common stock (in Shares)		29,954,167
Converted of principal amount		$ 110,250
Armada Capital Partners LLC [Member]
Common Stock (Details) [Line Items]
Converted interest			$ 110
Shares of common stock (in Shares)			5,202,346
Converted of principal amount			$ 20,850
BHP Capital NY Inc [Member]
Common Stock (Details) [Line Items]
Converted interest			$ 35
Shares of common stock (in Shares)			1,919,620
Converted of principal amount			$ 7,394
Jefferson Street Capital LLC [Member]
Common Stock (Details) [Line Items]
Converted interest			$ 2,205
Shares of common stock (in Shares)			3,989,090
Converted of principal amount			$ 13,750
Odyssey Capital Funding LLC [Member]
Common Stock (Details) [Line Items]
Converted interest			$ 2,890
Shares of common stock (in Shares)			8,630,042
Converted of principal amount			$ 35,000